COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

COMMITMENT AND CONTINGENCES

Patent Acquisition Obligations

As of January 31, 2015, we have incurred obligations due no later than November 2017 related to the acquisition of patents, which have a discounted present value of approximately $3,345,000, and which amount will be reduced by royalties paid during the period.  The payment due in November 2017 is payable at the option of the Company in cash or common stock.

Litigation Matters

On December 29, 2014, we settled our lawsuit against AUO which had been filed on January 28, 2013. For a more detailed description of the settlement with AUO see Note 2, “AUO Lawsuit and Settlement”.

Other than suits we bring to enforce our patent rights, which are an integral part of our business plan, we are not a party to any material pending legal proceedings other than that which arise in the ordinary course of business.  We believe that any liability that may ultimately result from the resolution of these matters will not, individually or in the aggregate, have a material adverse effect on our financial position or results of operations.

8.         COMMITMENTS AND CONTINGENCIES

Patent Acquisition Obligations

As of October 31, 2014, we have incurred obligations due no later than November 2017 related to the acquisition of patents, which have a discounted present value of approximately $3,236,000, and which amount will be reduced by royalties paid during the period.  The payment due in November 2017 is payable at the option of the Company in cash or common stock.

Leases

We lease approximately 3,000 square feet of office space in Los Angeles, California pursuant to a lease that expires March 30, 2016.  We also lease approximately 3,000 square feet of office space in Melville, New York pursuant to a lease that expires January 31, 2015. As of October 31, 2014 our non-cancelable operating lease commitments for the years ending October 31, 2015 and 2016 were approximately $135,000 and $44,000, respectively.  Rent expense for the years ended October 31, 2014 and 2013, was approximately $109,000 and $360,000, respectively.

Litigation Matters

On December 29, 2014, we settled our lawsuit against AUO which had been filed on January 28, 2013. For a more detailed description of the settlement with AUO see Note 2, “Subsequent Event – AUO Lawsuit and Settlement”.

Other than suits we bring to enforce our patent rights, which are an integral part of our business plan, we are not a party to any material pending legal proceedings other than that which arise in the ordinary course of business.  We believe that any liability that may ultimately result from the resolution of these matters will not, individually or in the aggregate, have a material adverse effect on our financial position or results of operations.